PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2010	2011

Deposits	$276	$357
Advances to employees	579	759
Advances to suppliers	966	797
Prepaid rent and other prepaid expenses	675	1,787
Receivable from employees for exercise of share options	1,053	—
Loan receivable	—	950
Accrued interests receivable	354	801
Other current assets	181	1,061
Total	$4,084	$6,512

Loans receivable relates to interest-free loans made to the noncontrolling interest of HiSoft Jinxin.  The loans are interest-free, unsecured and repayable within one year, with an option for extension at the discretion of the Group.